Offerings	May 16, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 38,043,048.98
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,824.39
Offering Note	Calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 456(b) and 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fees relating to the Registrant's Registration Statement No. 333-286240, which was filed with the Securities and Exchange Commission (the "SEC") on March 31, 2025 and automatically became effective upon filing with the SEC (the "Registration Statement"). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in the Registration Statement. The prospectus supplement to which this exhibit is attached is a prospectus for the Registrant's at-the-market offering of its common stock (the "ATM Program") and reflects the aggregate amount of the Company's common stock remaining available for sale under the ATM Program.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 211,956,951.02
Carry Forward Form Type	N-2
Carry Forward File Number	333-232387
Carry Forward Initial Effective Date	Jun. 27, 2019
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 31,284.85
Offering Note	Pursuant to the Registration Statement on Form N-2 (File No. 333-265509), which was filed on June 9, 2022 (the "Prior Registration Statement"), on October 10, 2023 the registrant filed a prospectus supplement registering the issue and sale of up to $250,000,000 in aggregate amount of shares of common stock calculated in accordance with Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), based on the average of the high and low prices reported on the New York Stock Exchange as of October 4, 2023, pursuant to an equity distribution agreement (the "October 2023 Prospectus Supplement"). The registrant sold $38,043,048.98 of such securities under the Prior Registration Statement and the October 2023 Prospectus Supplement, leaving a balance of $211,956,951.02 of unsold securities, in respect of which the registrant paid, via fee offsets, a filing fee of $31,284.85 (based on the filing fee rate in effect at the time of the filing of the October 2023 Prospectus Supplement) in connection with the filing of the October 2023 Prospectus Supplement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Prior Registration Statement was deemed terminated as of the effective date of the registration statement on Form N-2 (File No. 333-286240) filed by the registrant on March 31, 2025 that became immediately effective upon filing. The registrant is carrying forward the $211,956,951.02 of unsold securities to this filing.